Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Beginning balance	$ 268,171,060		$ 231,737,116	$ 212,802,312
Exchange differences arising on translating foreign operations	10,326,729	$ 336,047	(4,094,565)	(831,784)
Share from associates and joint venture accounted for using the equity method	(152,833)	(4,974)	29,209	131,009
Ending balance	313,276,385	10,194,480	268,171,060	231,737,116
Exchange differences on translating foreign operations [member]
Beginning balance	(15,393,646)	(500,932)	(11,641,939)	(10,762,684)
Exchange differences arising on translating foreign operations	9,981,949	324,827	(3,203,730)	(1,173,204)
Share from associates and joint venture accounted for using the equity method	(117,691)	(3,830)	21,307	101,038
Disposal of associates and joint venture accounted for using the equity method				29,971
Disposal of foreign operations			(569,284)	162,940
Ending balance	$ (5,529,388)	$ (179,935)	$ (15,393,646)	$ (11,641,939)